Significant Accounting Policies - Recent Accounting Pronouncements, Accounting for Revenues and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting for Revenues and Expenses [Abstract]
Loss on bunkers	$ (1,160)	$ (186)	$ (1,949)